DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM	DESCRIPTION OF THE PLAN AND INVESTMENT PROGRAM
The following describes the major provisions of the ITW Bargaining Savings and Investment Plan (the "Plan"). Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan in which employees covered by collective bargaining agreements of participating business units of Illinois Tool Works Inc. and its wholly owned subsidiaries (the "Company") are eligible to participate as determined by the collective bargaining agreements. Established on January 1, 1991, and as subsequently amended, the Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended.

The investment assets of the Plan are held in the Illinois Tool Works Inc. Master Pension Trust (the "Master Trust") at The Northern Trust Company (the "Trustee"). The Trustee also serves as an investment advisor of The Northern Trust Company funds. Empower Retirement, LLC (the "Recordkeeper") serves as recordkeeper.

Participant and Company Contributions

Participants may contribute amounts from a minimum of 1% to a maximum of 50% of eligible compensation to their pre-tax accounts or Roth accounts. In addition, participants may contribute amounts from a minimum of 1% to a maximum of 10% of eligible compensation to their after-tax accounts. The combined pre-tax and after-tax contributions cannot exceed 50% of eligible compensation and are subject to an annual maximum amount. Participants may change their contribution percentages each payroll period.

Participants who are at least age 50 during the Plan year may be eligible to contribute an additional amount to the Plan. This additional amount, known as a "catch–up" contribution, is subject to an annual maximum amount.

Participant and Company contributions may begin once the eligibility requirements under the Plan are attained. The Company provides a contribution based on formulas set forth for each collectively bargained group of the Company.

Participants may also rollover amounts representing distributions from other qualified defined benefit or defined contribution plans.

Participants' Accounts

Each participant's account is credited with the participant's contributions, the Company's contribution, Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Investment Funds

The Plan offers a mix of Core Investment Funds and Target Retirement Funds with different strategies, objectives and risk/reward potentials. Participants may select any combination of funds and may change funds at any time, subject to certain restrictions on transfers between funds.

Vesting

Participants' interest in their employee and Company contribution accounts are fully vested at all times.
Notes Receivable from Participants

Participants may borrow up to 50% of their vested account balance, up to $50,000, with a minimum loan amount of $1,000 from the vested portion of their account. Loans bear a reasonable rate of interest based on prevailing market rates, are secured by a portion of the participant's account and are repayable over a period not to exceed five years. Amounts borrowed do not share in the earnings of the investment funds; the participant's account is credited with the interest payments made pursuant to the loan agreements. Principal and interest are paid ratably through payroll deductions. A participant can have up to two outstanding loans at any time.

Benefits

Upon termination of employment or death of a participant, a participant or their beneficiary may receive a lump-sum payment of their account balance. Additional optional payment forms are available at the election of the participant, in accordance with the Plan document.